SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 94.6%
Aerospace & Defense — 0.2%
BWX Technologies, Inc.	1,800	$102,384
Auto Components — 0.9%
Dorman Products, Inc.*	4,300	397,191
Standard Motor Products, Inc.	2,400	111,096
		508,287
Banks — 1.4%
First Financial Corp.	7,490	283,646
Great Southern Bancorp, Inc.	6,100	279,990
Westamerica BanCorp	3,900	214,968
		778,604
Biotechnology — 2.3%
Eagle Pharmaceuticals, Inc.*	19,200	873,600
Emergent BioSolutions, Inc.*	4,500	368,685
		1,242,285
Building Products — 1.9%
AAON, Inc.	9,600	625,248
Simpson Manufacturing Co., Inc.	4,800	441,120
		1,066,368
Capital Markets — 1.7%
Houlihan Lokey, Inc.	8,300	537,674
Virtu Financial, Inc., Class A	16,300	371,477
		909,151
Chemicals — 1.8%
Balchem Corp.	6,500	673,985
Hawkins, Inc.	6,400	321,152
		995,137
Commercial Services — 2.2%
Grand Canyon Education, Inc.*	6,500	542,555
ICF International, Inc.	9,100	659,113
		1,201,668
Communications Equipment — 0.4%
Viavi Solutions, Inc.*	18,000	243,810
Construction & Engineering — 0.5%
Great Lakes Dredge & Dock Corp.*	24,200	273,218
Containers & Packaging — 1.3%
Silgan Holdings, Inc.	17,600	594,880
UFP Technologies, Inc.*	3,300	145,431
		740,311
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	3,100	180,234
Ooma, Inc.*	20,200	315,322
		495,556
Electric — 0.7%
Unitil Corp.	9,198	376,014
Electric Utilities — 1.7%
Avangrid, Inc.	11,200	521,248
Hawaiian Electric Industries, Inc.	7,000	250,810
Otter Tail Corp.	4,400	175,208
		947,266
Electronic Equipment, Instruments & Components — 2.9%
OSI Systems, Inc.*	6,300	555,030
PC Connection, Inc.	22,894	1,045,111
		1,600,141
Food — 2.2%
Flowers Foods, Inc.	40,200	892,038
Lancaster Colony Corp.	1,900	321,727
		1,213,765
Food & Staples Retailing — 5.1%
BJ's Wholesale Club Holdings, Inc.*	30,500	1,250,195
Casey's General Stores, Inc.	3,400	617,712
Grocery Outlet Holding Corp.*	24,800	957,776
		2,825,683
Food Products — 1.3%
Freshpet, Inc.*	5,200	711,776
Gas — 1.6%
Chesapeake Utilities Corp.	5,200	540,852
Southwest Gas Holdings, Inc.	4,900	314,825
		855,677
Health Care Equipment & Supplies — 0.7%
Globus Medical, Inc., Class A*	6,800	408,544
Health Care Providers & Services — 1.5%
Premier, Inc., Class A	22,800	807,576
Health Care Technology — 7.7%
HealthStream, Inc.*	32,300	603,364
HMS Holdings Corp.*	39,400	1,237,948
Omnicell, Inc.*	3,600	377,460
Simulations Plus, Inc.	9,200	514,924
Teladoc Health, Inc.*	7,300	1,451,021
		4,184,717
Healthcare-Services — 2.0%
Amedisys, Inc.*	4,500	1,101,555
Hotels, Restaurants & Leisure — 1.7%
Papa John's International, Inc.	11,700	940,212
Household Products — 3.1%
Reynolds Consumer Products, Inc.	36,300	1,101,342
WD-40 Co.	2,400	610,344
		1,711,686
Household Products/Wares — 1.5%
Helen of Troy Ltd., (Bermuda)*	4,100	828,159
Insurance — 4.6%
Employers Holdings, Inc.	12,300	375,273
Erie Indemnity Co., Class A	4,800	1,082,928
Hanover Insurance Group Inc., (The)	6,000	674,100
Heritage Insurance Holdings, Inc.	36,700	379,478
		2,511,779
IT Services — 4.8%
CSG Systems International, Inc.	9,700	420,786
International Money Express, Inc.*	12,300	193,602
ManTech International Corp., Class A	9,000	692,730
MAXIMUS, Inc.	8,400	603,204
NIC, Inc.	32,100	752,263
		2,662,585
Leisure Products — 3.2%
Acushnet Holdings Corp.	34,500	1,300,650
Johnson Outdoors, Inc., Class A	5,800	484,880
		1,785,530
Life Sciences Tools & Services — 2.9%
Repligen Corp.*	8,500	1,612,195
Machinery — 0.4%
Lindsay Corp.	2,000	231,640
Multi-Utilities — 0.2%
Avista Corp.	2,800	105,056
Personal Products — 0.3%
USANA Health Sciences, Inc.*	2,300	172,914
Pharmaceuticals — 3.4%
Amphastar Pharmaceuticals, Inc.*	38,900	690,864
Neogen Corp.*	5,500	408,210
Prestige Brands Holdings, Inc.*	21,100	750,527
		1,849,601
Professional Services — 1.8%
FTI Consulting, Inc.*	9,400	987,188
REITS — 3.9%
Equity Commonwealth	19,900	527,549
Healthcare Realty Trust, Inc.	5,700	168,150
Life Storage, Inc.	8,800	965,536
Rexford Industrial Realty, Inc.	2,200	105,424
First Industrial Realty Trust, Inc.	9,500	397,860
		2,164,519
Road & Rail — 4.9%
Heartland Express, Inc.	45,200	835,296
Landstar System, Inc.	4,000	525,680
Werner Enterprises, Inc.	33,600	1,343,664
		2,704,640
Software — 5.2%
American Software, Inc., Class A	34,300	563,206
Everbridge, Inc.*	2,700	342,738
Five9, Inc.*	9,700	1,505,440
Progress Software Corp.	8,300	332,830
RealPage, Inc.*	1,700	117,283
		2,861,497
Specialty Retail — 1.0%
Murphy USA, Inc.	4,200	538,440
Technology Hardware, Storage & Peripherals — 3.3%
Logitech International SA, (Switzerland)	19,900	1,796,970
Textiles — 1.2%
UniFirst Corp.	3,700	684,056
Thrifts & Mortgage Finance — 0.3%
Waterstone Financial, Inc.	8,300	145,790
Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	2,800	233,296
Water Utilities — 3.6%
American States Water Co.	6,300	465,066
California Water Service Group	9,289	459,620
Middlesex Water Co.	10,500	719,145
York Water Co., (The)	7,896	355,636
		1,999,467
TOTAL COMMON STOCKS
(Cost $46,933,881)		52,116,713
EXCHANGE-TRADED FUNDS - 2.2%
Exchange-Traded Funds — 2.2%
iShares Russell 2000 ETF	3,200	579,264
Vanguard Russell 2000 ETF	4,500	658,710
		1,237,974
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,202,116)		1,237,974
SHORT-TERM INVESTMENTS - 3.1%
U.S. Bank Money Market Deposit Account, 0.03%(a)	1,703,760	1,703,760
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,703,760)		1,703,760
TOTAL INVESTMENTS - 99.9%
(Cost $49,839,757)		55,058,447
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		35,444
NET ASSETS - 100.0%		$55,093,891

*	Non-income producing security
(a)	The rate shown is as of November 30, 2020.
ETF	Exchange-Traded Funds
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Small Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Small Cap Equity Fund
Common Stocks	$52,116,713	$52,116,713	$-	$-
Exchange-Traded Funds	1,237,974	1,237,974	-	-
Short-Term Investments	1,703,760	1,703,760	-	-
Total Investments*	$55,058,447	$55,058,447	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.